                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21122

                         Clarion Value Fund Master, LLC
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 230 Park Avenue
                               New York, NY 10169
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Daniel Heflin
                         Clarion Value Fund Master, LLC
                                 230 Park Avenue
                               New York, NY 10169
              ----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-883-2500

                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report(s) to Stockholders.

---------------------------------------
CLARION VALUE FUND, INC.
---------------------------------------

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors       ---------------------------------------

Daniel Heflin
President, Chief Executive Officer
and Director
                                                CLARION VALUE FUND, INC.
Stephen Baines
Vice President

David N. Drinkwater
Vice President and Secretary

Joanne M. Vitale
Vice President

Yuriy Zubatyy
Chief Compliance Officer
                                         ---------------------------------------
Stephen C. Asheroff
Director

Steven N. Fayne
Director

I. Trevor Rozowsky
Director

---------------------------------------

Investment Adviser
        ING Clarion Capital, LLC
        230 Park Avenue
        New York, NY 10169

---------------------------------------

Administrator
        The Bank of New York
        101 Barclay Street                         Semi-Annual Report
        New York, NY 10286                     April 30, 2005 (unaudited)

---------------------------------------

Custodian
        The Bank of New York
        100 Colonial Center Parkway
        Lake Mary, FL 32746

---------------------------------------

                            CLARION VALUE FUND, INC.
         c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                                Tel 212-883-2500

June 2005

CLARION VALUE FUND, INC

Dear Shareholder,

Enclosed is the Semi-annual Report for the Clarion Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2004 through April 30, 2005. As of April 30, 2005, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested was $365,629,182 which included investments in 105 fixed income securities, with a net investment value of $361,621,039. The Master Fund also has $4,008,143 of other assets (including cash and cash equivalents) net of liabilities.

For the six months ending April 30, 2005, the Fund generated a net total return of 3.19% compared to a return of 0.98% for the Lehman Brothers Aggregate Bond Index and 0.63% for the CSFB High Yield Index. Since the inception of the Fund (December 21, 1994), the portfolio generated a net annual return of 10.42% compared to an annual return of 7.55% for the Lehman Brothers Aggregate Bond Index and 8.11% for the CSFB High Yield Index.

Market Summary

ING Clarion believes that CMBS issuance will remain very strong. According to Morgan Stanley, by year end it is expected that $100 billion of CMBS will have been issued in 2005, resulting in a record issuance. This is expected to bring the total size of the CMBS market to over $600 billion. Year to date April 30, 2005 issuance has been $39 billion.

The recovery in real estate market fundamentals is broadening, although there are increasing property sector and regional differences. The retail sector has been the leader over the past two years. We expect favorable economic and demographic trends to continue supporting this sector over the near-term. The office sector is showing a strong recovery in occupancy levels. However, high levels of tenant improvements and leasing commissions associated with the increase in leasing activity are likely to impact cash flows over the next 12-18 months. The multifamily sector continues to struggle. Market fundamentals remain soft with vacancy well above the historically perceived market equilibrium rate of 5.0%. According to Property & Portfolio Research, as of first quarter 2005, the multifamily vacancy rate was 7.0% with rent growth of 0.2%. The multifamily sector faces sustained competition from continued low mortgage rates and the growing homeownership rate in the primary renter cohort. As a result, we anticipate the multifamily sector will continue to struggle in the near-term until occupancy improves and concessions burn-off.

Portfolio Summary

From a credit perspective, the average credit rating of the Master Fund is BBB-. Since November 1, 2004, nine securities have been upgraded and there have been no downgrades. For the six months ended April 30, 2005, the Fund made monthly distributions to shareholders at an annual rate of 13.05%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.43%.

With regard to term structure exposure versus the benchmark, as of April 30, 2005, the portfolio had a weighted average life of 6.66 years, while the Lehman Brothers Aggregate Index had a weighted average life of 6.98 years and the CSFB High Yield Index had a weighted average life of 7.56 years. The modified duration of the Fund was 4.81 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.33 years and the CSFB High Yield Index had a modified duration of 4.33 years.

As of April 30, 2005, the portfolio was constructed of 29.6% investment grade securities and 70.4% below-investment grade securities. The Fund's spread to Treasuries was 319 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 72 basis points and the CSFB High Yield Index spread to Treasuries was 431 basis points. ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index, as well as the CSFB High Yield Index, over full market cycles.

If you have any questions regarding the Fund, please call me or Joseph Calderone at 212-883-2650.

Daniel Heflin
President

Performance Information

                             [GRAPHIC APPEARS HERE]
Clarion Value Fund

     Growth in Value of a $10,000 Investment in the Clarion Value Fund, the
       Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index

                            Value of $10,000
                            Lehman Aggregate   CSFB High Yield
     Date           Fund         Index              Index
--------------------------------------------------------------
    12/31/94      $ 10,000       $ 10,000         $ 10,000
   1/31/1995      $ 10,171       $ 10,198         $ 10,105
   2/28/1995      $ 10,421       $ 10,441         $ 10,354
   3/31/1995      $ 10,512       $ 10,504         $ 10,471
   4/30/1995      $ 10,655       $ 10,651         $ 10,703
   5/31/1995      $ 11,096       $ 11,064         $ 11,005
   6/30/1995      $ 11,199       $ 11,144         $ 11,077
   7/31/1995      $ 11,147       $ 11,120         $ 11,249
   8/31/1995      $ 11,262       $ 11,254         $ 11,281
   9/30/1995      $ 11,389       $ 11,364         $ 11,410
  10/31/1995      $ 11,569       $ 11,511         $ 11,537
  11/30/1995      $ 11,772       $ 11,684         $ 11,591
  12/31/1995      $ 11,968       $ 11,848         $ 11,738
   1/31/1996      $ 12,069       $ 11,926         $ 11,962
   2/29/1996      $ 11,900       $ 11,718         $ 12,025
   3/31/1996      $ 11,854       $ 11,636         $ 11,992
   4/30/1996      $ 11,831       $ 11,571         $ 12,057
   5/31/1996      $ 11,877       $ 11,548         $ 12,155
   6/30/1996      $ 11,994       $ 11,703         $ 12,182
   7/31/1996      $ 12,052       $ 11,734         $ 12,291
   8/31/1996      $ 12,230       $ 11,714         $ 12,425
   9/30/1996      $ 12,385       $ 11,918         $ 12,639
  10/31/1996      $ 12,754       $ 12,183         $ 12,745
  11/30/1996      $ 13,085       $ 12,391         $ 12,944
  12/31/1996      $ 13,058       $ 12,276         $ 13,196
   1/31/1997      $ 13,084       $ 12,314         $ 13,293
   2/28/1997      $ 13,306       $ 12,345         $ 13,543
   3/31/1997      $ 13,276       $ 12,208         $ 13,391
   4/30/1997      $ 13,618       $ 12,391         $ 13,510
   5/31/1997      $ 13,834       $ 12,509         $ 13,782
   6/30/1997      $ 14,143       $ 12,657         $ 13,969
   7/31/1997      $ 13,892       $ 12,999         $ 14,265
   8/31/1997      $ 13,891       $ 12,889         $ 14,342
   9/30/1997      $ 14,258       $ 13,079         $ 14,626
  10/31/1997      $ 14,495       $ 13,269         $ 14,625
  11/30/1997      $ 14,488       $ 13,330         $ 14,729
  12/31/1997      $ 14,500       $ 13,465         $ 14,863
   1/31/1998      $ 14,804       $ 13,637         $ 15,115
   2/28/1998      $ 14,814       $ 13,626         $ 15,233
   3/31/1998      $ 14,942       $ 13,672         $ 15,309
   4/30/1998      $ 14,869       $ 13,744         $ 15,424
   5/31/1998      $ 15,022       $ 13,874         $ 15,470
   6/30/1998      $ 15,154       $ 13,992         $ 15,503
   7/31/1998      $ 15,170       $ 14,021         $ 15,611
   8/31/1998      $ 15,276       $ 14,250         $ 14,551
   9/30/1998      $ 15,412       $ 14,583         $ 14,550
  10/31/1998      $ 14,719       $ 14,506         $ 14,260
  11/30/1998      $ 14,519       $ 14,589         $ 14,983
  12/31/1998      $ 14,682       $ 14,633         $ 14,949
   1/31/1999      $ 14,807       $ 14,736         $ 15,089
   2/28/1999      $ 14,642       $ 14,479         $ 15,058
   3/31/1999      $ 14,765       $ 14,558         $ 15,195
   4/30/1999      $ 14,866       $ 14,605         $ 15,531
   5/31/1999      $ 14,994       $ 14,476         $ 15,363
   6/30/1999      $ 14,980       $ 14,430         $ 15,371
   7/31/1999      $ 14,972       $ 14,369         $ 15,378
   8/31/1999      $ 14,984       $ 14,362         $ 15,241
   9/30/1999      $ 15,166       $ 14,529         $ 15,124
  10/31/1999      $ 15,175       $ 14,583         $ 15,050
  11/30/1999      $ 15,219       $ 14,581         $ 15,255
  12/31/1999      $ 15,329       $ 14,511         $ 15,439
   1/31/2000      $ 15,318       $ 14,463         $ 15,377
   2/29/2000      $ 15,695       $ 14,638         $ 15,473
   3/31/2000      $ 16,035       $ 14,831         $ 15,241
   4/30/2000      $ 16,021       $ 14,788         $ 15,218
   5/31/2000      $ 16,122       $ 14,781         $ 14,974
   6/30/2000      $ 16,471       $ 15,088         $ 15,310
   7/31/2000      $ 16,656       $ 15,226         $ 15,454
   8/31/2000      $ 16,977       $ 15,447         $ 15,557
   9/30/2000      $ 17,129       $ 15,544         $ 15,414
  10/31/2000      $ 17,313       $ 15,646         $ 14,935
  11/30/2000      $ 17,676       $ 15,903         $ 14,346
  12/31/2000      $ 17,708       $ 16,199         $ 14,635
   1/31/2001      $ 17,954       $ 16,463         $ 15,511
   2/28/2001      $ 18,172       $ 16,606         $ 15,668
   3/31/2001      $ 18,312       $ 16,689         $ 15,356
   4/30/2001      $ 18,092       $ 16,619         $ 15,196
   5/31/2001      $ 18,226       $ 16,719         $ 15,500
   6/30/2001      $ 18,367       $ 16,782         $ 15,260
   7/31/2001      $ 18,858       $ 17,158         $ 15,423
   8/31/2001      $ 19,107       $ 17,356         $ 15,639
   9/30/2001      $ 18,920       $ 17,557         $ 14,653
   10/1/2001      $ 19,358       $ 17,924         $ 14,987
  11/30/2001      $ 19,080       $ 17,676         $ 15,471
  12/21/2001      $ 18,971       $ 17,563         $ 15,481
   1/31/2002      $ 19,213       $ 17,706         $ 15,625
   2/28/2002      $ 19,599       $ 17,877         $ 15,515
   3/31/2002      $ 19,188       $ 17,581         $ 15,870
   4/30/2002      $ 19,775       $ 17,922         $ 16,122
   5/31/2002      $ 20,011       $ 18,074         $ 16,065
    6/1/2002      $ 20,458       $ 18,231         $ 15,505
    7/1/2002      $ 21,016       $ 18,452         $ 15,061
    8/1/2002      $ 21,614       $ 18,764         $ 15,256
    9/1/2002      $ 22,232       $ 19,068         $ 15,068
   10/1/2002      $ 22,125       $ 18,980         $ 14,976
  11/30/2002      $ 21,829       $ 18,974         $ 15,768
  12/31/2002      $ 22,304       $ 19,367         $ 15,960
   1/31/2003      $ 22,303       $ 19,384         $ 16,395
   2/28/2003      $ 22,774       $ 19,652         $ 16,637
   3/31/2003      $ 22,792       $ 19,636         $ 17,062
   4/30/2003      $ 22,964       $ 19,799         $ 17,933
   5/31/2003      $ 23,771       $ 20,167         $ 18,193
   6/30/2003      $ 23,739       $ 20,127         $ 18,724
   7/31/2003      $ 22,710       $ 19,451         $ 18,573
   8/31/2003      $ 22,763       $ 19,579         $ 18,781
   9/30/2003      $ 23,589       $ 20,098         $ 19,294
  10/31/2003      $ 23,499       $ 19,911         $ 19,687
  11/30/2003      $ 23,623       $ 19,959         $ 19,957
  12/31/2003      $ 24,030       $ 20,162         $ 20,418
   1/31/2004      $ 24,424       $ 20,324         $ 20,815
   2/29/2004      $ 24,796       $ 20,543         $ 20,825
   3/31/2004      $ 25,160       $ 20,697         $ 20,964
   4/30/2004      $ 24,441       $ 20,159         $ 20,935
   5/31/2004      $ 24,392       $ 20,079         $ 20,604
   6/30/2004      $ 24,683       $ 20,193         $ 20,924
   7/31/2004      $ 24,990       $ 20,393         $ 21,192
   8/31/2004      $ 25,790       $ 20,782         $ 21,537
   9/30/2004      $ 26,425       $ 20,838         $ 21,864
  10/31/2004      $ 26,995       $ 21,014         $ 22,240
  11/30/2004      $ 26,748       $ 20,845         $ 22,523
  12/31/2004      $ 27,061       $ 21,037         $ 22,861
   1/31/2005      $ 27,285       $ 21,170         $ 22,856
   2/28/2005      $ 27,395       $ 21,045         $ 23,158
   3/31/2005      $ 27,382       $ 20,937         $ 22,604
   4/30/2005      $ 27,858       $ 21,220         $ 22,381
--------------------------------------------------------------

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The CSFB High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                          One Year Ended   Five Years Ended     Inception to
                          April 30, 2005   April 30, 2005(a)  April 30, 2005(b)
                          --------------   -----------------  -----------------
Clarion Value Fund, Inc.       13.98%          11.70%              10.42%
Lehman Brothers Aggregate
 Bond Index                     5.26%           7.49%               7.55%
CSFB High Yield Index           6.90%           8.02%               8.11%

(a)     Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

Assets
    Investment in Clarion Value Fund Master, LLC
     ("Master Fund"), at Value                                    $ 327,451,926
                                                                  -------------
        Total Assets                                                327,451,926
                                                                  -------------
Liabilities
    Accrued Advisory Fee - Note C                                       488,430
    Other Accrued Expenses                                               44,731
                                                                  -------------
        Total Liabilities                                               533,161
                                                                  -------------
Net Assets                                                        $ 326,918,765
                                                                  =============
Net Assets Consist of:
    Paid in Capital                                               $ 310,801,871
    Undistributed Net Investment Income                               8,705,261
    Accumulated Net Realized Gain                                      (185,827)
    Unrealized Appreciation                                           7,597,460
                                                                  -------------
Net Assets                                                        $ 326,918,765
                                                                  =============
Net Assets                                                        $ 326,918,765
Common Stock
    Shares Issued and Outstanding ($0.01 par value)
     (Authorized 250,000,000)                                        35,495,884
    Net Asset Value Per Share                                     $        9.21
                                                                  =============

 See Notes to Financial Statements and Attached Financial Statements of Clarion
                             Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)

Investment Income
    Interest Income Allocated from the Master Fund                $  12,461,996
    Expenses Allocated from the Master Fund                            (153,375)
                                                                  -------------
        Total Investment Income                                      12,308,621
                                                                  -------------
Expenses
    Advisory Fees - Note C                                              972,869
    Audit Fees                                                           17,530
    Transfer Agent Fees - Note E                                          8,924
    Directors' Fees                                                       6,431
    Administrative Fees - Note D                                          5,951
    Other Fees                                                            2,830
                                                                  -------------
        Total Expenses                                                1,014,535
                                                                  -------------
Net Investment Income                                                11,294,086
                                                                  -------------
Realized and Unrealized Loss on Investments Allocated
 From the Master Fund
    Net Realized Loss on Investments Allocated from
     the Master Fund                                                   (185,827)
    Net Change in Unrealized Depreciation on Investments
     Allocated from the Master Fund                                  (1,066,239)
                                                                  -------------
Net Loss on Investments                                              (1,252,066)
                                                                  -------------
Net Increase in Net Assets Resulting from Operations              $  10,042,020
                                                                  =============

 See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Six Months
                                                                              Ended             Year
                                                                         April 30, 2005         Ended
                                                                           (unaudited)     October 31, 2004
                                                                         ---------------    ---------------
Increase (Decrease) in Net Assets from Operations
    Net Investment Income                                                $    11,294,086    $    28,210,959
    Net Realized Gain (Loss)                                                    (185,827)        10,170,917
    Net Change in Unrealized Appreciation (Depreciation)                      (1,066,239)        10,814,376
                                                                         ---------------    ---------------
        Net Increase in Net Assets Resulting from Operations                  10,042,020         49,196,252
                                                                         ---------------    ---------------
Distributions from:
    Net Investment Income                                                    (19,099,750)       (22,982,179)
    Capital Gains                                                             (9,045,918)        (6,317,043)
                                                                         ---------------    ---------------
        Total Distributions                                                  (28,145,668)       (29,299,222)
                                                                         ---------------    ---------------
Capital Share Transactions:
    Issued                                                                    32,500,000         73,331,052
    - In Lieu of Cash Distributions                                           20,336,063         14,913,312
    Redeemed                                                                 (10,906,515)      (124,774,128)
                                                                         ---------------    ---------------
        Net Increase (Decrease) from Capital Share Transactions               41,929,548        (36,529,764)
                                                                         ---------------    ---------------
    Total Increase (Decrease) in Net Assets                                   23,825,900        (16,632,734)
Net Assets:
    Beginning of Period                                                      303,092,865        319,725,599
                                                                         ---------------    ---------------
    End of Period (including undistributed net investment income of
     $8,705,261 in 2005 and $16,510,925 in 2004, respectively)           $   326,918,765    $   303,092,865
                                                                         ===============    ===============
Shares Issued and Redeemed:
    Shares Issued                                                              3,524,383          7,857,838
    - In Lieu of Cash Distributions                                            2,218,048          1,599,941
    Shares Redeemed                                                           (1,187,626)       (12,954,004)
                                                                         ---------------    ---------------
        Net Increase (Decrease) in Capital Share Transactions                  4,554,805         (3,496,225)
                                                                         ===============    ===============

 See Notes to Financial Statements and Attached Financial Statements of Clarion
                             Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2005 (unaudited)

Cash Flows from Operating Activities:
    Net Increase in Net Assets Resulting from Operations        $    10,042,020
    Adjustments to Reconcile Net Increase in Net Assets
    Resulting from Operations to Net Cash Used in
    Operating Activities:
        Net Investment Income Allocated from the Master Fund        (12,308,621)
        Contributions to the Master Fund                            (54,917,336)
        Withdrawals from the Master Fund                             43,734,066
        Net Paydown Loss on Securities                                  254,669
        Amortization of Premium And Accretion of Discount            (1,713,420)
        Decrease in Accrued Advisory Fee                               (120,464)
        Decrease in Accrued Expenses                                     (6,860)
        Net Change in Unrealized Depreciation                         1,066,239
        Net Realized Loss on Investments                                185,827
                                                                ---------------
            Net Cash Used in Operating Activities                   (13,783,880)
                                                                ---------------
Cash Flows from Financing Activities:*
    Cash Subscriptions Received                                      32,500,000
    Cash Redemptions Paid                                           (10,906,515)
    Capital Gain Distributions Paid                                  (9,045,918)
    Net Investment Income Distributions Paid                          1,236,313
                                                                ---------------
            Net Cash Provided by Financing Activities                13,783,880
                                                                ---------------
Net Change in Cash                                                            -
Cash at Beginning of Period                                                   -
                                                                ---------------
Cash at End of Period                                           $             -
                                                                ===============

..   Non-cash financing transactions not included herein consist of reinvestment of distributions of $20,336,063.

 See Notes to Financial Statements and Attached Financial Statements of Clarion
                             Value Fund Master, LLC.

CLARION VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                                     Six
                                                    Months
                                                    Ended             Year          Year          Year          Year        Year
                                                   April 30,         Ended         Ended         Ended         Ended       Ended
                                                     2005          October 31,   October 31,   October 31,   October 31, October 31,
                                                  (unaudited)         2004          2003       2002(1)(2)       2001        2000
                                                  ----------       ----------    ----------    ----------    ----------  ----------
Net Asset Value, Beginning of Period              $     9.80       $     9.28    $     9.37    $     8.83    $     8.55  $     8.14
                                                  ----------       ----------    ----------    ----------    ----------  ----------
Income From Investment Operations
    Net Investment Income(7)                            0.34             0.76          0.77          0.95          0.70        0.69
    Net Realized and Unrealized Gain (Loss)            (0.05)            0.55         (0.21)         0.25          0.27        0.41
                                                  ----------       ----------    ----------    ----------    ----------  ----------
        Total Income from Investment Operations         0.29             1.31          0.56          1.20          0.97        1.10
                                                  ----------       ----------    ----------    ----------    ----------  ----------
Distributions
    Net Investment Income                              (0.59)           (0.61)        (0.64)        (0.66)        (0.69)      (0.69)
    Capital Gains                                      (0.29)           (0.18)        (0.01)            -             -           -
                                                  ----------       ----------    ----------    ----------    ----------  ----------
        Total Distributions                            (0.88)           (0.79)        (0.65)        (0.66)        (0.69)      (0.69)
                                                  ----------       ----------    ----------    ----------    ----------  ----------
Net Asset Value, End of Period                    $     9.21       $     9.80    $     9.28    $     9.37    $     8.83  $     8.55
                                                  ----------       ----------    ----------    ----------    ----------  ----------
Total Investment Return
    Net Asset Value(3)                                  3.20%           14.88%         6.21%        14.30%        11.82%      14.08%
                                                  ----------       ----------    ----------    ----------    ----------  ----------
Ratios and Supplemental Data
    Net Assets, End of Period (Thousands)         $  326,919       $  303,093    $  319,726    $  338,105    $  107,251  $  103,755
    Ratio of Net Expenses to Average Net Assets         0.76%(4)(5)      0.75%(4)      0.76%(4)      0.80%(4)      0.79%       0.80%
    Ratio of Net Investment Income to Average Net
     Assets                                             7.31%(4)(5)      8.06%         8.34%         8.69%         8.03%       8.34%
    Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets       0.00%            0.00%         0.00%         0.03%         0.00%       0.00%
    Portfolio Turnover Rate(6)                             -                -             -            45%           63%         45%

(1) Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. Total return would have been lower had certain fees not been waived during certain periods.
(4) Includes the Fund's share of expenses allocated from the Master Fund.
(5) Annualized.
(6) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements. Portfolio turnover rate for the period subsequent to the Fund's reorganization is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.
(7) Calculated based upon average shares outstanding throughout the year.

 See Notes to Financial Statements and Attached Financial Statements of Clarion
                             Value Fund Master, LLC.

                            CLARION VALUE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                           April 30, 2005 (unaudited)

A. Organization: The Clarion Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2005 the Fund's proportionate interest in the net assets of the Master Fund was 89.56%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

    2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

    3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

      See Attached Financial Statements of Clarion Value Fund Master, LLC.

                            CLARION VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                           April 30, 2005 (unaudited)

B. Summary of Significant Accounting Policies (continued):

    4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

        The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

    5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the six months ended April 30, 2005, there were no waivers by the Adviser pursuant to this provision. Prior to December 1, 2001 the advisory fee was 0.65% of the Fund's average monthly net assets.

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

      See Attached Financial Statements of Clarion Value Fund Master, LLC.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                                                        Principal
                                                                                          Amount            Value (a)
                                                                                       ------------       ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (85.19%)
CS First Boston Mortgage Securities Corp.                   6.000% due 07/15/12(b)     $ 19,196,000       $ 17,858,190
J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.056% due 01/12/13(b)       16,726,000         14,602,596
Wachovia Bank Commercial Mortgage Trust                     4.932% due 04/15/13(b)       16,983,000         14,596,178
LB UBS Commercial Mortgage Trust                            5.224% due 08/15/13(b)       14,287,000         12,426,486
Mortgage Capital Funding, Inc.                              7.214% due 11/20/07(b)       12,000,000         12,170,626
Bank of America First Union National Bank Commercial
 Mortgage, Inc.                                             6.250% due 10/11/11(b)       12,300,000         11,659,535
Commercial Mortgage Acceptance Corp.                        5.440% due 05/15/13(b)       12,050,000         10,880,774
Commercial Mortgage Pass-Through Certificates               7.237% due 10/15/08           8,000,000          8,661,440
Wachovia Bank Commercial Mortgage Trust                     5.031% due 11/15/13(b)        9,596,000          8,350,768
Mortgage Capital Funding, Inc.                              6.000% due 02/18/08(b)        8,488,000          8,277,907
Mortgage Capital Funding, Inc.                              5.750% due 12/21/26           8,000,000          7,905,625
Morgan Stanley Capital I                                    7.542% due 02/15/08           7,275,000          7,808,767
GS Mortgage Securities Corp. II                             6.624% due 05/03/11(b)        7,000,000          7,782,460
DLJ Commercial Mortgage Corp.                               5.750% due 02/10/09(b)        8,200,000          7,643,937
Chase Commercial Mortgage Securities Corp.                  6.600% due 08/09/12(b)        7,800,000          7,538,882
CS First Boston Mortgage Securities Corp.                   6.380% due 12/18/10           6,440,000          6,970,914
Chase Commercial Mortgage Securities Corp.                  6.390% due 07/18/13(b)        7,000,000          6,722,461
LB UBS Commercial Mortgage Trust                            7.585% due 10/15/10(b)        6,091,000          6,235,661
CS First Boston Mortgage Securities Corp.                   6.080% due 11/15/11(b)        6,025,000          5,688,775
CS First Boston Mortgage Securities Corp.                   5.226% due 11/15/14(b)        6,460,000          5,581,339
J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.015% due 10/15/15(b)        6,513,000          5,455,909
Chase Commercial Mortgage Securities Corp.                  6.390% due 11/18/08           5,022,043          5,218,706
Merrill Lynch Mortgage Investors, Inc.                      6.250% due 04/10/17(b)        6,000,000          5,097,188
Wachovia Bank Commercial Mortgage Trust                     0.286% due 02/15/35(b)      147,813,088(d)       4,800,555
J.P. Morgan Chase Commercial Mortgage Securities Corp.      6.150% due 01/15/12(b)        4,954,500          4,717,226
Wachovia Bank Commercial Mortgage Trust                     5.358% due 10/15/13(b)        5,189,000          4,603,211
J.P. Morgan Chase Commercial Mortgage Securities Corp.      0.272% due 01/12/37(b)      116,942,377(d)       4,525,963
J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.626% due 12/12/11(b)        4,469,750          4,001,474
Commercial Mortgage Pass-Through Certificates               4.049% due 12/15/09           4,000,000          3,941,496
Wachovia Bank Commercial Mortgage Trust                     0.334% due 11/15/34(b)       89,585,491(d)       3,873,354
LB UBS Commercial Mortgage Trust                            6.270% due 10/15/10           3,672,928          3,855,215
DLJ Commercial Mortgage Corp.                               6.410% due 11/15/17(b)       12,500,000          3,795,410
Commercial Mortgage Acceptance Corp.                        7.260% due 06/15/10           3,369,000          3,721,431
Mortgage Capital Funding, Inc.                              7.060% due 02/18/08(b)        3,250,000          3,409,707
Merrill Lynch Mortgage Trust                                5.421% due 05/12/14(b)        3,675,000          3,247,064
Bear Stearns Commercial Mortgage Securities, Inc.           6.000% due 09/11/12(b)        3,099,999          2,909,882
GS Mortgage Securities Corp. II                             6.213% due 02/14/16(b)        2,679,892          2,816,608
CS First Boston Mortgage Securities Corp.                   6.103% due 09/15/10           2,644,570          2,770,109
CS First Boston Mortgage Securities Corp.                   4.783% due 08/15/14(b)        3,198,000          2,678,575
Wachovia Bank Commercial Mortgage Trust                     4.260% due 04/15/09           2,500,000          2,487,533
Merrill Lynch Mortgage Trust                                5.019% due 09/12/42           3,107,000          2,474,798
Wachovia Bank Commercial Mortgage Trust                     5.382% due 06/15/15(b)        2,827,000          2,443,478
CS First Boston Mortgage Securities Corp.                   6.000% due 07/15/17(b)(c)    15,675,612          2,330,523
GS Mortgage Securities Corp. II                             6.771% due 05/03/11(b)        2,000,000          2,230,920
DLJ Commercial Mortgage Corp.                               7.600% due 01/15/13(b)        2,100,000          2,121,246
Chase Commercial Mortgage Securities Corp.                  7.480% due 02/14/11(b)        2,000,000          2,071,484
CS First Boston Mortgage Securities Corp.                   2.150% due 12/15/35           2,350,000          2,046,244
Banc of America Commercial Mortgage, Inc.                   4.772% due 07/11/11           2,000,000          2,024,800
Bear Stearns Commercial Mortgage Securities, Inc.           5.817% due 05/14/09(b)        2,000,000          2,009,240
GMAC Commercial Mortgage Securities, Inc.                   4.576% due 05/10/13           1,918,559          1,929,226
Merrill Lynch Mortgage Trust                                5.595% due 09/12/42           2,000,000          1,929,219
CS First Boston Mortgage Securities Corp.                   4.231% due 05/15/13(b)        2,000,000          1,648,047
J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.056% due 12/12/22(b)(c)    16,770,351          1,562,395
CS First Boston Mortgage Securities Corp.                   6.000% due 07/15/12(b)(c)     4,478,000          1,527,068
Bear Stearns Commercial Mortgage Securities, Inc.           4.361% due 04/11/10           1,514,239          1,516,055
First Union National Bank Commercial Mortgage Corp.         6.155% due 08/15/11(b)        1,480,000          1,400,450
J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.056% due 01/12/13(b)(c)     4,658,000          1,382,298
J.P. Morgan Chase Commercial Mortgage Securities Corp.      4.275% due 07/12/12           1,347,165          1,339,978
Chase Commercial Mortgage Securities Corp.                  7.370% due 10/19/11(b)        1,250,000          1,259,326
GE Capital Commercial Mortgage Corp.                        0.256% due 11/10/14(b)       40,008,379(d)       1,122,111
CS First Boston Mortgage Securities Corp.                   5.226% due 11/15/14(b)        1,307,000          1,105,487
CS First Boston Mortgage Securities Corp.                   0.227% due 11/10/14(b)       26,124,917(d)       1,074,745
GE Capital Commercial Mortgage Corp.                        0.044% due 07/10/39(b)      107,133,780(d)       1,073,202
CS First Boston Mortgage Securities Corp.                   4.050% due 12/15/06(b)        1,000,000          1,001,590
CS First Boston Mortgage Securities Corp.                   5.340% due 11/15/06(b)        1,000,000          1,000,850
DR Structured Finance Corp.                                 9.350% due 08/15/19             950,070            969,071
J.P. Morgan Chase Commercial Mortgage Securities Corp.      4.128% due 10/12/10             850,000            838,630
J.P. Morgan Chase Commercial Mortgage Securities Corp.      0.260% due 06/12/24(b)       61,993,105(d)         747,066
                                                                                                          ------------
    Total Commercial Mortgage-Backed Securities
     (Cost $303,667,160)                                                                                   311,469,484
                                                                                                          ------------

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2005 (unaudited)

                                                                                  Principal
                                                                                   Amount          Value (a)
                                                                                 -----------     -------------
CORPORATE BONDS (10.33%)
Senior Housing Properties Trust                  7.875% due 04/15/15             $ 3,740,000     $   3,917,650
K. Hovnanian Enterprises, Inc.                   7.750% due 05/15/13               3,410,000         3,469,675
Standard-Pacific Corp.                           9.250% due 04/15/12               3,100,000         3,410,000
WCI Communities, Inc.                            9.125% due 05/01/12               3,000,000         3,120,000
La Quinta Inns                                   7.330% due 04/01/08, MTN          2,345,000         2,398,583
William Carter Co., Series B                     10.875% due 08/15/11              1,928,000         2,120,800
Vicar Operating, Inc.                            9.875% due 12/01/09               1,850,000         1,998,000
K. Hovnanian Enterprises, Inc.                   6.000% due 01/15/10               1,900,000         1,843,000
Leslie's Poolmart                                7.750% due 02/01/13(b)            1,845,000         1,817,325
Standard-Pacific Corp.                           5.125% due 04/01/09               1,800,000         1,714,500
O'Charleys, Inc.                                 9.000% due 11/01/13               1,500,000         1,593,750
WCI Communities, Inc.                            10.625% due 02/15/11              1,390,000         1,473,400
Jo-Ann Stores, Inc.                              7.500% due 03/01/12               1,450,000         1,450,000
Delhaize America, Inc.                           8.050% due 04/15/27               1,000,000         1,092,500
La Quinta Properties, Inc.                       8.875% due 03/15/11               1,000,000         1,076,250
La Quinta Properties, Inc.                       7.000% due 08/15/12               1,000,000         1,017,500
Jean Coutu Group, Inc.                           8.500% due 08/01/14               1,000,000           942,500
Forest City Enterprises, Inc.                    7.625% due 06/01/15                 750,000           791,250
Highwoods Properties, Inc.                       7.000% due 12/01/06                 555,000           573,081
La Quinta Corp.                                  7.300% due 01/16/06, MTN            500,000           504,455
Jean Coutu Group, Inc.                           7.625% due 08/01/12                 500,000           495,000
Petro Stopping Centers LP                        9.000% due 02/15/12                 500,000           491,250
Stater Brothers Holdings                         8.125% due 06/15/12                 500,000           465,000
                                                                                                 -------------
    Total Corporate Bonds
     (Cost $38,793,772)                                                                             37,775,469
                                                                                                 -------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (3.38%)
Government National Mortgage Association         5.944% due 01/16/47               3,262,864         3,544,414
Government National Mortgage Association         5.105% due 01/16/45               2,212,580         2,086,134
Government National Mortgage Association         5.473% due 09/16/44               1,990,678         2,027,069
Government National Mortgage Association         5.481% due 03/16/46               1,628,333         1,631,959
Government National Mortgage Association         5.108% due 11/16/45               1,633,320         1,485,108
Government National Mortgage Association         5.559% due 03/16/44               1,057,020         1,082,125
Government National Mortgage Association         5.314% due 01/16/44                 531,909           519,277
                                                                                                 -------------
    Total United States Government Agencies & Obligations
     (Cost $11,397,903)                                                                             12,376,086
                                                                                                 -------------
TOTAL SECURITIES (98.9%)
     (Cost $353,858,835)(e)                                                                        361,621,039
                                                                                                 -------------
OTHER ASSETS, NET OF LIABILITIES (1.1%)                                                              4,008,143
                                                                                                 -------------
NET ASSETS (100.00%)                                                                             $ 365,629,182
                                                                                                 =============

    MTN - Medium Term Note.
(a) See Note B to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    The value of these securities at April 30, 2005 was $246,806,778 or 67.5% of net assets. See Note B4.
(c) Security is deemed illiquid at April 30, 2005 and has been fair valued.
(d) Represents notional amount of interest-only security.
(e) The cost for federal income tax purposes was $353,858,835. At April 30, 2005 net unrealized appreciation for all securities based on tax cost was $7,762,204. This consisted of aggregate gross unrealized appreciation for all securities (swaps excluded) of $19,041,713 and aggregate gross unrealized depreciation for all securities of $11,279,509.

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2005 (unaudited)

Swap agreements outstanding at April 30, 2005:

                                                          Notional                          Unrealized Appreciation/
Type                                                       Amount      Upfront Payment*          Depreciation
--------------------------------------------------------------------------------------------------------------------
Pay a fixed rate equal to 4.915% and
receive floating rate based on 3 Month USD-LIBOR

Broker: Deutche Bank                                     10,000,000    $           -        $               (243,449)
Effective date 3/17/05, Exp. 3/17/15
                                                                       ----------------     ------------------------
Total                                                                  $           -        $               (243,449)
                                                                       ================     ========================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

Assets
    Investments, at Value (Cost $353,858,835)                     $ 361,621,039
    Cash                                                                186,223
    Receivable for Securities Sold                                   10,894,516
    Interest Receivable                                               2,595,241
    Receivable for Shares Issued                                      1,500,000
    Other Assets                                                        100,744
                                                                  -------------
        Total Assets                                                376,897,763
                                                                  -------------
Liabilities
    Payable for Securities Purchased                                  5,338,653
    Payable for Shares Redeemed                                       5,000,000
    Cash Distribution Payable                                           544,522
    Unrealized Depreciation on Swap Agreements                          265,646
    Accrued Expenses                                                    119,760
                                                                  -------------
        Total Liabilities                                            11,268,581
                                                                  -------------
Net Assets                                                        $ 365,629,182
                                                                  =============

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)

Investment Income
    Interest                                                       $ 13,956,608
                                                                   ------------
Expenses
    Administrative Fees - Note D                                         71,111
    Audit Fees                                                           40,068
    Legal Fees                                                           21,332
    Custodian Fees - Note D                                              16,084
    Insurance Fees                                                       12,544
    Directors' Fees                                                       7,555
    Other                                                                 2,805
                                                                   ------------
        Total Expenses                                                  171,499
                                                                   ------------
Net Investment Income                                                13,785,109
                                                                   ------------
Realized and Unrealized Loss on Investments:

    Net Realized Loss on Investments                                   (207,792)
                                                                   ------------
Net Change in Unrealized Depreciation on:

    Swaps                                                              (265,646)
                                                                   ------------
    Investments                                                        (944,435)
                                                                   ------------
        Net Change in Unrealized Depreciation
         on Investments and Swaps                                    (1,210,081)
                                                                   ------------
Net Loss on Investments                                              (1,417,873)
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $ 12,367,236
                                                                   ============

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                For the Six
                                                                                Months Ended
                                                                               April 30, 2005       Year Ended
                                                                                (unaudited)      October 31, 2004
                                                                              ---------------    ----------------
Increase (Decrease) in Net Assets Resulting from Operations:
    Net Investment Income                                                     $    13,785,109    $     33,098,096
    Net Realized Gain (Loss) on Investments                                          (207,792)         11,002,601
    Net Change in Unrealized Appreciation (Depreciation) on Investments and
     Swaps                                                                         (1,210,081)         11,698,262
                                                                              ---------------    ----------------
        Net Increase in Net Assets Resulting from Operations                       12,367,236          55,798,959
                                                                              ---------------    ----------------
Contributions/Withdrawals:
    Contributions                                                                  44,508,990          91,092,968
    Withdrawals                                                                   (30,833,781)       (148,543,279)
                                                                              ---------------    ----------------
        Net Withdrawals                                                            13,675,209         (57,450,311)
                                                                              ---------------    ----------------
    Total Increase (Decrease) in Net Assets                                        26,042,445          (1,651,352)
                                                                              ---------------    ----------------
Net Assets:
    Beginning of Period                                                           339,586,737         341,238,089
                                                                              ---------------    ----------------
    End of Period                                                             $   365,629,182    $    339,586,737
                                                                              ===============    ================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2005 (unaudited)

Cash Flows from Operating Activities:
    Net Increase in Net Assets Resulting from Operations                               $     12,367,236
    Adjustments to Reconcile Net Increase in Net Assets Resulting from
     Operations to Net Cash Used in Operating Activities:
        Cost of Securities Purchased                                                       (115,247,567)
        Proceeds from Sale of Securities                                                     90,329,314
        Net Amortization of Premium and Accretion of Discount                                (1,915,864)
        Increase in Receivable for Securities Sold                                           (7,336,265)
        Increase in Receivable for Shares Issued                                             (1,500,000)
        Increase in Interest Receivable                                                        (307,535)
        Increase in Other Assets                                                                (88,199)
        Increase in Payable for Securities Purchased                                          3,184,866
        Increase in Payable for Shares Redeemed                                               5,000,000
        Increase in Cash Distribution Payable                                                   544,522
        Decrease in Accrued Expenses                                                            (38,899)
        Net Paydown Loss on Securities                                                          284,759
        Net Change in Unrealized Depreciation on Investments                                    944,435
        Net Change in Unrealized Depreciation on Swaps                                          265,646
        Net Realized Loss on Investments                                                        207,792
                                                                                       ----------------
            Net Cash Used in Operating Activities                                           (13,305,759)
                                                                                       ----------------
Cash Flows from Financing Activities:
   Contributions                                                                             44,508,990
   Withdrawals                                                                              (30,833,781)
        Net Decrease in Due to Custodian                                                       (183,227)
                                                                                       ----------------
            Net Cash Provided by Financing Activities                                        13,491,982
                                                                                       ----------------
Net Increase in Cash                                                                                  -
Cash at Beginning of Period                                                                           -
                                                                                       ----------------
Cash at End of Period                                                                  $        186,223
                                                                                       ================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                          For the Six
                                                          Months Ended
                                                         April 30, 2005     Year Ended        Year Ended        Period Ended
                                                           (unaudited)   October 31, 2004  October 31, 2003  October 31, 2002(1)
                                                         --------------  ----------------  ----------------  -------------------
Total Investment Return
    Net Asset Value (2)                                        3.60%(3)            15.67%             6.65%             5.32%(3)
                                                            -------        -------------     -------------           -------
Ratios and Supplemental Data
    Net Assets, End of Period (Thousands)                   365,629        $     339,587     $     341,238           359,981
    Ratio of Expenses to Average Net Assets                    0.10%(4)             0.09%             0.11%             0.25%(4)
    Ratio of Net Investment Income to Average Net Assets       7.97%(4)             8.71%             8.97%             7.69%(4)
    Portfolio Turnover Rate                                      26%(3)               87%               57%               25%(3)
                                                            -------        -------------     -------------           -------

(1) Commencement of investment operations was August 1, 2002.
(2) Total investment return is based on net increase in net assets resulting from operations and reflects the effects of changes in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.
(3) Not annualized.
(4) Annualized.

                       See Notes to Financial Statements.

                         CLARION VALUE FUND MASTER, LLC
                          NOTES TO FINANCIAL STATEMENTS
                           April 30, 2005 (unaudited)

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds") investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

        2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        4. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

                         CLARION VALUE FUND MASTER, LLC
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                           April 30, 2005 (unaudited)

B. Summary of Significant Accounting Policies (continued):

        5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence and other expenses incurred in managing the Master Fund's investments. Management fees are, however, charged at the feeder funds' level.

D. Administration and Custodian Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the six months ended April 30, 2005 the Master Fund made purchases of $84,952,606 and sales of $51,853,606 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $30,157,664 and sales of $38,475,708 of long-term U.S. Government securities during the year.

F. Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund's maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G. Other: At April 30, 2005, Clarion Value Fund, Inc. and Clarion Fund PLC are the only investors invested in the Master Fund, and own 89.6% and 10.4% of the net assets of the Master Fund, respectively.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By: /s/ Daniel Heflin
   ----------------------

Name:  Daniel Heflin

Title: President and Chief Executive Officer

Date:  July 8, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Heflin
   ----------------------

Name:  Daniel Heflin

Title: President and Chief Executive Officer

Date:  July 8, 2005

By: /s/ Yuriy Zubatyy
   ----------------------

Name:  Yuriy Zubatyy

Title: Chief Financial Officer

Date:  July 8, 2005